SCHEDULE OF EQUIPMENT (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 161,800	$ 161,800	$ 161,800	$ 20,000
Less: accumulated depreciation	(132,258)	(96,809)	(25,908)	(20,000)
Equipment, net	$ 29,542	$ 64,991	135,892
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Expected useful life	The lower of lease term or useful life	The lower of lease term or useful life
Total	$ 141,800	$ 141,800	141,800
Office equipment [member]
IfrsStatementLineItems [Line Items]
Expected useful life	based on lease terms	based on lease terms
Total	$ 20,000	$ 20,000	$ 20,000	$ 20,000